Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income					$ 3,917,196
Denominator:
Weighted-average shares outstanding	12,808,125	4,455,000	1,821,600	12,808,125	5,010,118
Basic and diluted net income per share	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34	$ 0.78
Class B [Member]
Numerator:
Allocation of net income					$ 1,989,018
Denominator:
Weighted-average shares outstanding	3,162,500	2,893,478	2,050,889	3,162,500	2,543,967
Basic and diluted net income per share	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34	$ 0.78